Related Parties - Summary of Remuneration of Directors and Other Key Management Personnel (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Key Management Personnel [Abstract]
Short-term compensation	$ 5,711	$ 6,344	$ 4,747
Post-employment compensation	580	515	413
Share-based payments	$ 6,979	$ 8,011	$ 7,857